Summary Prospectus and
Prospectus Supplement

November 12, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 12, 2021 to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectus and Prospectus dated April 30, 2021

Emerging Markets Portfolio (the "Fund")

Effective December 31, 2021, Ruchir Sharma will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Sharma will be removed from the Fund's Summary Prospectus and Prospectus. Paul Psaila, Amay Hattangadi and Eric Carlson will remain portfolio managers of the Fund.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

November 12, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 12, 2021 to the Morgan Stanley Institutional Fund, Inc.
Statement of Additional Information dated April 30, 2021

Emerging Markets Portfolio (the "Fund")

Effective December 31, 2021, Ruchir Sharma will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Sharma will be removed from the Fund's Statement of Additional Information. Paul Psaila, Amay Hattangadi and Eric Carlson will remain portfolio managers of the Fund.

Please retain this supplement for future reference.